Balance Sheet Information (Tables)	12 Months Ended
Dec. 31, 2011
Balance Sheet Information
Schedule of property, plant and equipment

	December 31, 2011	December 31, 2010
Library	$1	$1
Office Furniture & Fixtures	177	90
Leasehold Improvements	251	78
Software	37	28
Production Equipment	293	179
Computer Equipment	134	65

Total	893	441
Accumulated Depreciation	(371)	(321)

	$522	$120